FINANCE COSTS	12 Months Ended
Dec. 31, 2018
FINANCE COSTS
FINANCE COSTS

9.    FINANCE COSTS

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Interest on:
Bank borrowings	(2,611)	(3,865)	(6,006)
Other borrowings	(3,757)	(8,335)	(11,324)
	(6,368)	(12,200)	(17,330)